Expense Example - BlackRock Mid Cap Dividend Fund - Class K	Aug. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,089